Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jul. 31, 2010
Net income (loss)	$ (1,305,395)	$ (1,207,710)
Depreciation and amortization	13,490	26,353
Deferred rent		(8,273)
Share-based compensation - stock options	60,773	8,915
Share-based compensation - common stock	17,800
Accrued stock contribution	7,717	(2,580)
Gains on sale of rental assets	(34,728)
Unrealized loss on derivative instrument	32,510
Receivables	(102,775)	(2,275,695)
Prepaid expenses and other current assets	(2,670)	40,958
Inventory	(2,220,227)	160,883
Accounts payable, accrued expenses and other liabilities	3,254,834	1,171,520
Net cash (used in) operating activities	(278,671)	(2,085,629)
Purchase of property and equipment	(14,415)	(14,581)
Proceeds from sale of rental asset	43,800
Increase in security deposits	(2,275)
Net cash provided by (used in) provided by investing activities	27,110	(14,581)
Proceeds from sale of stock		2,066,478
Financing costs		(140,112)
Proceeds from note payable	50,000
Repayment of note payable	(50,000)
Proceeds from exercise of stock options	10,050
Cash provided by financing activities	10,050	1,926,366
Net (decrease) in cash and cash equivalents	(241,511)	(173,844)
Cash and cash equivalents at beginning of period	557,018	1,081,328
Cash and cash equivalents at end of period	315,507	907,484
Cash paid for interest	$ 10,932